Schedule of Investments (unaudited)	iShares® MSCI Indonesia ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 0.3%
Selamat Sempurna Tbk PT	12,303,600	$1,024,635

Automobiles — 4.2%
Astra International Tbk PT	38,749,430	14,226,872

Banks — 42.2%
Bank BTPN Syariah Tbk PT	7,833,000	1,589,229
Bank Central Asia Tbk PT	30,629,958	68,304,068
Bank Mandiri Persero Tbk PT	35,667,360	14,959,123
Bank Negara Indonesia Persero Tbk PT	22,880,958	8,647,263
Bank Pembangunan Daerah Jawa Barat Dan Banten
Tbk PT	14,123,136	1,367,577
Bank Pembangunan Daerah Jawa Timur Tbk PT	21,840,000	1,153,826
Bank Rakyat Indonesia Persero Tbk PT	151,041,360	45,046,975
Bank Tabungan Negara Persero Tbk PT(a)	18,092,026	2,068,564
		143,136,625
Capital Markets — 0.4%
Pacific Strategic Financial Tbk PT(a)	24,933,100	1,300,512
Pool Advista Indonesia Tbk PT(a)(b)	7,126,300	24,944
		1,325,456
Chemicals — 1.6%
Barito Pacific Tbk PT	87,131,700	5,483,275

Construction & Engineering — 1.2%
Agung Semesta Sejahtera Tbk PT(a)	30,569,008	106,997
PP Persero Tbk PT	15,192,722	1,184,930
Waskita Karya Persero Tbk PT	20,955,300	1,517,255
Wijaya Karya Persero Tbk PT	14,727,370	1,286,959
		4,096,141
Construction Materials — 3.4%
Indocement Tunggal Prakarsa Tbk PT	4,968,144	4,206,099
Semen Indonesia Persero Tbk PT	9,406,655	6,385,567
Waskita Beton Precast Tbk PT	67,462,100	844,800
		11,436,466
Diversified Telecommunication Services — 12.6%
Inovisi Infracom Tbk PT(b)	9,476,400	0	(c)
Link Net Tbk PT	5,411,100	1,643,085
Sarana Menara Nusantara Tbk PT	53,776,100	4,420,974
Telkom Indonesia Persero Tbk PT	132,954,990	32,068,422
Tower Bersama Infrastructure Tbk PT	26,489,400	4,802,423
		42,934,904
Electronic Equipment, Instruments & Components — 0.5%
Erajaya Swasembada Tbk PT(a)	40,015,600	1,680,196

Energy Equipment & Services — 0.1%
Pelayaran Tamarin Samudra Tbk PT(a)	87,360,300	305,776

Food Products — 7.6%
Astra Agro Lestari Tbk PT	478,100	295,126
Charoen Pokphand Indonesia Tbk PT	22,396,525	10,576,019
Indofood CBP Sukses Makmur Tbk PT	7,557,454	4,337,250
Indofood Sukses Makmur Tbk PT	13,836,530	6,148,763
Inti Agri Resources Tbk PT(a)(b)	190,840,700	667,976
Japfa Comfeed Indonesia Tbk PT	16,806,100	2,338,491
Perusahaan Perkebunan London Sumatra Indonesia
Tbk PT	16,077,200	1,338,289
		25,701,914
Gas Utilities — 0.9%
Perusahaan Gas Negara Tbk PT(a)	37,839,507	2,950,169
Security	Shares	Value

Health Care Providers & Services — 0.1%
Metro Healthcare Indonesia TBK PT(a)	14,462,100	$327,967

Household Products — 2.8%
Unilever Indonesia Tbk PT	23,031,720	9,435,130

Insurance — 0.3%
Panin Financial Tbk PT(a)	77,714,478	1,065,408

Marine — 0.3%
Berlian Laju Tanker Tbk PT(a)	20,933,614	73,271
Trada Alam Minera Tbk PT(a)(b)	163,879,000	573,605
Transcoal Pacific Tbk PT	617,900	353,620
		1,000,496
Media — 1.1%
Media Nusantara Citra Tbk PT(a)	22,841,700	1,477,344
MNC Vision Networks Tbk PT(a)	19,815,400	324,592
Surya Citra Media Tbk PT(a)	17,781,500	2,094,834
		3,896,770
Metals & Mining — 2.8%
Aneka Tambang Tbk.	27,763,254	4,763,307
Merdeka Copper Gold Tbk PT(a)	22,697,400	4,292,434
Timah Tbk PT(a)	3,635,900	407,021
		9,462,762

Multiline Retail — 0.5%
Mitra Adiperkasa Tbk PT(a)	35,847,000	1,755,344

Oil, Gas & Consumable Fuels — 3.5%
Adaro Energy Tbk PT	48,975,739	4,078,524
AKR Corporindo Tbk PT	7,774,800	1,761,762
Bukit Asam Tbk PT	13,842,000	2,141,195
Indo Tambangraya Megah Tbk PT	1,897,100	1,715,634
Medco Energi Internasional Tbk PT(a)	35,684,186	1,721,969
Sekawan Intipratama Tbk PT(b)	30,572,100	0	(c)
Sugih Energy Tbk PT(a)(b)	39,886,700	139,610
United Tractors Tbk PT	305,096	481,491
		12,040,185
Paper & Forest Products — 2.2%
Indah Kiat Pulp & Paper Tbk PT	8,687,300	5,168,923
Pabrik Kertas Tjiwi Kimia Tbk PT	3,830,300	2,473,997
		7,642,920
Personal Products — 0.5%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	29,303,100	1,589,773

Pharmaceuticals — 2.0%
Kalbe Farma Tbk PT	66,437,985	6,740,374

Real Estate Management & Development — 4.0%
Bumi Serpong Damai Tbk PT(a)	29,692,422	2,328,971
Ciputra Development Tbk PT	35,385,013	2,661,063
Hanson International Tbk PT(a)(b)	372,896,535	1,305,203
Lippo Karawaci Tbk PT(a)	114,781,942	1,316,347
Pakuwon Jati Tbk PT(a)	67,841,477	2,372,645
Puradelta Lestari Tbk PT	62,700,500	938,646
Rimo International Lestari Tbk PT(a)(b)	54,096,000	189,346
Summarecon Agung Tbk PT(a)	35,536,658	2,334,077
		13,446,298
Specialty Retail — 1.2%
Ace Hardware Indonesia Tbk PT	26,410,879	2,763,940
Bintang Oto Global Tbk PT(a)	12,441,500	1,162,616
		3,926,556

Schedule of Investments (unaudited) (continued)	iShares® MSCI Indonesia ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco — 1.0%
Gudang Garam Tbk PT(a)	1,543,342	$3,579,592

Transportation Infrastructure — 0.7%
Jasa Marga Persero Tbk PT	8,354,908	2,308,180

Wireless Telecommunication Services — 1.6%
Indosat Tbk PT(a)	5,531,700	2,456,512
Smartfren Telecom Tbk PT(a)	68,171,800	409,609
XL Axiata Tbk PT	14,066,600	2,420,100
		5,286,221
Total Common Stocks — 99.6%
(Cost: $443,705,073)		337,806,405

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	130,000	130,000

Total Short-Term Investments — 0.0%
(Cost: $130,000)		130,000

Total Investments in Securities — 99.6%
(Cost: $443,835,073)		337,936,405

Other Assets, Less Liabilities — 0.4%		1,305,385

Net Assets — 100.0%		$339,241,790

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Rounds to less than $1.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$560,000	$—	$(430,000	)(a)	$—	$—	$130,000	130,000	$107	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	20	06/18/21	$1,361	$23,871

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Indonesia ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,400,409	$332,505,312	$2,900,684	$337,806,405
Money Market Funds	130,000	—	—	130,000
	$2,530,409	$332,505,312	$2,900,684	$337,936,405
Derivative financial instruments(a)
Assets
Futures Contracts	$23,871	$—	$—	$23,871

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.